Principal alliances - Agreements on the commercialization of Beyfortus™ (nirsevimab, previously MEDI8897) in the US (Details) - EUR (€) € in Millions		1 Months Ended			3 Months Ended	12 Months Ended
		Jul. 31, 2023	Nov. 30, 2022	Mar. 31, 2017	Sep. 30, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Principal Alliances [Line Items]
Collaboration agreements, upfront payment				€ 120
Other non-current liabilities	[1]					€ 2,162	€ 2,334	€ 2,340
Antibodies Collaboration agreement | AstraZeneca
Disclosure of Principal Alliances [Line Items]
Collaboration agreements, development milestone payment					€ 30
Collaboration agreements, regulatory milestone payment		€ 65	€ 25
Commitments related to milestone payments for projects under collaboration agreements						375
Accruals						100
Collaboration Agreements, Amount Paid							25
Collaboration Agreements, Amount Made							50
Intangible assets and goodwill						1,600
Total financial liabilities measured at fair value						€ 1,600
Antibodies Collaboration agreement | AstraZeneca | Major territories
Disclosure of Principal Alliances [Line Items]
Percentage of profits arising from commercial operations						5000.00%
Antibodies Collaboration agreement | AstraZeneca | Other territories
Disclosure of Principal Alliances [Line Items]
Percentage of profits arising from commercial operations						25.00%
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB
Disclosure of Principal Alliances [Line Items]
Other non-current liabilities						€ 1,560
Increase through remeasurement of financial liability						(93)	291	541
Immuno-oncology collaboration agreement | Regeneron Pharmaceuticals, INC | Major Collaboration Agreement
Disclosure of Principal Alliances [Line Items]
Proceeds from collaboration agreements						€ 138	€ 117	€ 196

[1]	(a)Includes derivative financial instruments: €96 million as of December 31, 2025, €121 million as of December 31, 2024, €164 million as of December 31,
2023.
The figure as of December 31, 2025 includes €1,560 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the US (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is
€869 million; the nominal value of payments estimated to be due after more than five years is €2,062 million.